Derivative Liabilities and Fair Value Measurements (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
At the Date of Inception [Member]
Derivative Liabilities and Fair Value Measurements (Details) [Line Items]
Fair value assumptions dividend yield	0.00%	0.00%	0.00%
Black-Scholes Pricing Model [Member]
Derivative Liabilities and Fair Value Measurements (Details) [Line Items]
Fair value assumptions dividend yield	0.00%	0.00%	0.00%
Fair value assumptions expected volatility	137.90%	132.11%	119.18%
Estimated fair value of embedded derivatives (in Dollars)	$ 4,289,634	$ 25,475,514	$ 20,236,870
Minimum [Member] | At the Date of Inception [Member]
Derivative Liabilities and Fair Value Measurements (Details) [Line Items]
Fair value assumptions expected volatility	133.69%	119.33%	110.59%
Fair value assumptions weighted average risk-free interest rate	0.01%	0.06%	1.48%
Fair value assumptions expected life	21 days	21 days	3 days
Minimum [Member] | Black-Scholes Pricing Model [Member]
Derivative Liabilities and Fair Value Measurements (Details) [Line Items]
Fair value assumptions weighted average risk-free interest rate	0.07%	0.08%	1.48%
Fair value assumptions expected life	3 days	14 days	3 days
Maximum [Member] | At the Date of Inception [Member]
Derivative Liabilities and Fair Value Measurements (Details) [Line Items]
Fair value assumptions expected volatility	138.77%	128.94%	119.18%
Fair value assumptions weighted average risk-free interest rate	0.14%	1.56%	2.33%
Fair value assumptions expected life	1 year 10 months 6 days	2 years 1 month 9 days	3 years
Maximum [Member] | Black-Scholes Pricing Model [Member]
Derivative Liabilities and Fair Value Measurements (Details) [Line Items]
Fair value assumptions weighted average risk-free interest rate	0.09%	0.13%	1.62%
Fair value assumptions expected life	1 year 3 months 29 days	2 years 29 days	3 years 1 month 2 days